Accumulated Other Comprehensive Loss (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation	$ (83.6)	$ (89.3)	$ (100.8)
Unrecognized actuarial losses and prior service cost related to our pension and other postretirement benefit plans, net of accumulated tax of $159.3, $172.1 and $138.6 in 2012, 2011 and 2010, respectively	(276.4)	(300.3)	(241.3)
Cash flow hedging transactions, net of tax of $1.3, $1.4 and $1.6 in 2012, 2011 and 2010, respectively	(2.0)	(2.2)	(2.4)
Accumulated other comprehensive loss	$ (362.0)	$ (391.8)	$ (344.5)